Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Consolidated Balance Sheets
Ordinary shares, par value	$ 0.00166667	$ 0.00166667
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	35,750,000	30,000,000
Ordinary shares, shares outstanding		30,000,000